DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Dec. 31, 2011
Entity Registrant Name	Kentucky First Federal Bancorp
Entity Central Index Key	0001297341
Entity Filer Category	Smaller Reporting Company
Document Type	S-4
Document Period End Date	Dec. 31, 2011
Amendment Flag	false